Borrowings and financial liabilities - BPI France conditional advance - Sarcob project (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€)	Apr. 30, 2020 EUR (€)	Feb. 04, 2015 EUR (€)
Disclosure of financial liabilities [line items]
Amount of agreement		€ 24,000,000
BPI France - Sarcob
Disclosure of financial liabilities [line items]
Amount of agreement			€ 260,000
Principal amount of loan	€ 260,000
Extension period of first and second quarter payment	6 months
BPI France - Sarcob | June 30, 2017 to March 30, 2018
Disclosure of financial liabilities [line items]
Original repayment schedule amounts, quarterly	€ 6,500
Original number of quarterly payments	4
BPI France - Sarcob | June 30, 2018 to March 31, 2021
Disclosure of financial liabilities [line items]
Original repayment schedule amounts, quarterly	€ 13,000
Original number of quarterly payments	12
BPI France - Sarcob | June 30, 2021 to March 31, 2022
Disclosure of financial liabilities [line items]
Original repayment schedule amounts, quarterly	€ 19,500
Original number of quarterly payments	4
Revised repayment schedule amounts, quarterly	€ 19,500
Revised number of quarterly payments	4
BPI France - Sarcob | June 30, 2020 to March 31, 2021
Disclosure of financial liabilities [line items]
Revised repayment schedule amounts, quarterly	€ 13,000
Revised number of quarterly payments	3
BPI France - Sarcob | June 30, 2022 to December 30, 2022
Disclosure of financial liabilities [line items]
Revised repayment schedule amounts, quarterly	€ 32,500
Revised number of quarterly payments	2
BPI France - Sarcob | Euribor
Disclosure of financial liabilities [line items]
Points over Euribor used to establish discount rate	2.50%
Market interest rate used to discount the liability	2.56%